ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES OF THE COMPANY

Subsidiaries	Place of incorporation	Date of incorporation	Percentage of ownership	Principal activities	Subsequent disposal
Elong Power Holding Co., Limited	BVI	October 9, 2024	100%	Investment holding	—
Elong Power (Hong Kong) Holding Limited (“Elong Power (Hong Kong)”)	Hong Kong	October 29, 2024	100%	Investment holding	—
Elong Power (Beijing) Co., Ltd. (“Elong Beijing”)	Beijing, PRC	April 26, 2024	100%	Operations, sales and R&D	—
TMT Acquisition Corp (“TMT”)	Cayman Islands	July 6, 2021	100%	Investment holding	—
TMT Merger Sub, Inc.	Cayman Islands	November 3, 2023	100%	Investment holding	—
Elong Power International Co., Limited (“Elong Power International”)	BVI	September 20, 2023	100%	Investment holding	Disposal on March 17, 2026
Jing Yang (Hong Kong) International Limited (“Jingyang HK”) (formerly known as “Elong Power (Hong Kong) International Limited” or “Elong Power (Hong Kong)”)	Hong Kong	October 9, 2023	100%	Investment holding	Disposal on March 17, 2026
Jingyang Power (Ganzhou) Co., Ltd. (“Jingyang Power (Ganzhou)”) (formerly known as “Elong Power (Ganzhou) Co., Ltd.” or “Elong Power (Ganzhou)”)	Ganzhou, PRC	November 2, 2023	100%	Investment holding	Disposal on March 17, 2026
Huizhou Jingyang Energy Technology Co., Ltd. (“Huizhou Jingyang”) (formerly known as “Huizhou City Yipeng Energy Technology Co., Ltd.” or “Huizhou Yipeng”)	Huizhou, PRC	January 26, 2014	100%	R&D and manufacturing of lithium-ion power batteries, lithium-ion power battery systems and their accessories	Disposal on March 17, 2026
Ganzhou Zhangyang Energy Technology Co., Ltd. (“Ganzhou Zhangyang”) (formerly known as “Ganzhou Yipeng Energy & Technology Co., Ltd.” or “Ganzhou Yipeng”)	Ganzhou, PRC	May 28, 2018	100%	R&D and manufacturing of lithium-ion batteries, backup power supplies, energy storage systems and accessories.	Disposal on March 17, 2026
Zibo Jingyang New Energy Technology Co., Ltd. (“Zibo Jingyang”) (formerly known as “Zibo Yipeng Energy & Technology Co., Ltd.” or “Zibo Yipeng”)	Zibo, PRC	September 29, 2022	100%	R&D and manufacturing of battery spare parts and energy storage technology services	Disposal on March 17, 2026
Elong Power (Zibo) Co., Ltd. (“Elong Power (Zibo)”)	Zibo, PRC	January 23, 2025, and deregistered on September 30, 2025	100%	R&D and manufacturing of battery spare parts	—